Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Net Sales for New and Used Systems
Net system sales for new and used systems were as follows:

Year ended December 31	2015	2016	2017
(in millions)	EUR	EUR	EUR

New systems [1]	4,182.7	4,600.2	6,266.7
Used systems	127.7	71.8	107.0
Net system sales [1]	4,310.4	4,672.0	6,373.7

1.
As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.

Schedule of Net System Sales Per Technology
Net system sales per technology were as follows:

Year ended December 31	Net system sales in units[1]	Net system sales in EUR millions[1]
2017
EUV	11	1,101.5
ArFi	76	4,017.4
ArF	14	210.3
KrF	71	683.3
i-line	26	84.7
Metrology & Inspection	95	276.5
Total	293	6,373.7

2016
EUV	4	324.9
ArFi	70	3,518.7
ArF	6	116.9
KrF	57	532.7
i-line	20	78.0
Metrology & Inspection	55	100.8
Total	212	4,672.0

2015
EUV	1	70.5
ArFi	67	3,238.5
ArF	9	107.5
KrF	74	747.7
i-line	18	73.0
Metrology & Inspection	45	73.2
Total	214	4,310.4

1.
As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.

Net Sales and Long-lived Assets by Geographic Region
Total net sales and long-lived assets (consisting of property, plant and equipment) by geographic region were as follows:

Year ended December 31	Total net sales	Long-lived assets
(in millions)	EUR	EUR
2017
Japan	390.5	3.4
Korea	3,068.3	23.2
Singapore	159.2	0.8
Taiwan	2,145.3	88.1
China	920.6	4.1
Rest of Asia	3.3	3.0
Netherlands	3.9	1,186.0
EMEA	850.8	5.0
United States	1,510.9	287.2
Total	9,052.8	1,600.8

2016
Japan	404.3	4.3
Korea	1,579.9	17.3
Singapore	245.8	0.8
Taiwan	2,084.7	125.4
China	779.5	3.2
Rest of Asia	19.8	2.8
Netherlands	1.5	1,201.4
EMEA	551.3	4.1
United States	1,128.0	327.9
Total	6,794.8	1,687.2

2015
Japan	668.4	3.2
Korea	1,971.7	11.6
Singapore	121.4	0.4
Taiwan	1,551.5	60.1
China	541.9	1.4
Rest of Asia	2.1	2.1
Netherlands	3.5	1,229.8
EMEA	211.0	1.3
United States	1,215.9	310.8
Total	6,287.4	1,620.7